UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22045

Wisconsin Capital Funds, Inc.
 (Exact name of registrant as specified in charter)

8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Address of principal executive offices) (Zip code)

Thomas G. Plumb
8030 Excelsior Drive, Suite 307
Madison, WI 53717
 (Name and address of agent for service)

(608) 960-4616
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2017

www.plumbfunds.com

PLUMB FUNDS

September 30, 2017

Dear Fellow Shareholders,

We are pleased to present the Semi-Annual Report for the Plumb Funds.  For the six months ending September 30, 2017, both the Plumb Equity Fund and the Plumb Balanced Fund outperformed their benchmarks with returns of 14.17% and 9.01%, respectively.  The respective blended benchmarks* described at the end of this letter were up 7.95% and 6.12% for the six months.

Both domestic and international stock indices generally performed better than bond indices for the period, reflecting, we believe, increased optimism about world economic growth. But more than reflecting economic growth, we are seeing a secular sea change that has dramatic impact on traditional economic and cultural relationships.  Some pundits are heralding our current environment as the “Fourth Industrial Revolution” as innovation is affecting everything in daily lives throughout the world.

Consider that a company named Sears was once the largest retailer in the world.  It still exists.  Sears Holding has a market capitalization under $500 million.  Amazon has a market capitalization 1,200 times larger.  Sears may have had its own specific problems, but it is one of hundreds of traditional retailers that has been overwhelmed by the sea change in consumer discretionary spending patterns.  Opportunities in one area often lead to disruption and the demise of companies unable to adapt and to embrace and implement the right changes.

We have called this secular trend the “rise of innovation” in past letters.  This sea change has allowed many of the companies participating and driving this innovation to lead the recent stock market advance. We have attempted to identify these leaders and to avoid those companies whose business plans are being made obsolete.  We believe that these trends will continue to be reflected in the stock markets for the foreseeable future.

Our equity strategy is based on our belief that innovative market leaders will reward their owners over time.  Today, the five largest companies in the S&P 500 are Apple, Alphabet (Google), Microsoft, Amazon and Facebook.  Only Microsoft was in the top ten fifteen years ago. A company’s market capitalization rises due to the perception of growth or opportunities for growth. Investors who identify the growth factors while they are still coming into place typically are rewarded. It is much easier to paddle with the current than to paddle upstream.  So while there are many well managed companies in the investable universe, we tend to try to avoid those companies whose industries are facing what we perceive as considerable headwinds.

Our two funds have distinctly different investment objectives even though there is considerable overlap in their equity holdings.  Please read the prospectus to make sure that our investment objectives match your investment needs.

PLUMB FUNDS

We would like to thank you for the confidence you have placed in us through your investment in the Plumb Funds.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a current prospectus.

Past Performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible.  The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility.  The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments by the Plumb Balanced Fund in lower-rated and non-rated securities present a greater risk of loss of principal and interest than higher-rated securities.  Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell their shares.

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.  The Bloomberg Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring both the principal price changes of, and income provided by, the underlying universe of securities that comprise the index.  The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US and Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Bloomberg Barclays Capital Intermediate Government/Credit Bond Index and 10% MSCI EAFE index.  The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index and 10% MSCI EAFE index.  You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2017 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2017 – September 30, 2017).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balanced or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2017 (Unaudited) (Continued)

Plumb Balanced Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2017 to
	April 1, 2017	September 30, 2017	September 30, 2017

Actual	$1,000.00	$1,090.10	$6.81

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.55	$6.58

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Plumb Equity Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2017 to
	April 1, 2017	September 30, 2017	September 30, 2017

Actual	$1,000.00	$1,141.70	$7.78

Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,017.80	$7.33

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2017
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Investments by Asset Allocation as of September 30, 2017
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2017
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 61.38%

Administrative and Support Services – 2.39%
Priceline Group, Inc. (a)	475	$869,640

Beverage and Tobacco
Product Manufacturing – 5.60%
Brown-Forman Corp. – Class B	11,000	597,300
Constellation Brands, Inc. – Class A	5,000	997,250
PepsiCo., Inc.	4,000	445,720
		2,040,270

Chemical Manufacturing – 4.23%
Johnson & Johnson	5,000	650,050
Portola Pharmaceuticals, Inc. (a)	16,500	891,495
		1,541,545

Computer and Electronic
Product Manufacturing – 9.84%
Apple, Inc.	5,000	770,600
Medtronic PLC (b)	7,500	583,275
Microchip Technology, Inc.	4,000	359,120
NVIDIA Corp.	4,000	715,080
NXP Semiconductors NV (a)(b)	5,000	565,450
QUALCOMM, Inc.	11,500	596,160
		3,589,685

Credit Intermediation and
Related Activities – 3.82%
Discover Financial Services	12,000	773,760
FleetCor Technologies, Inc. (a)	4,000	619,080
		1,392,840

Data Processing, Hosting,
and Related Services – 9.64%
Fiserv, Inc. (a)	6,000	773,760
Mastercard, Inc. – Class A	6,000	847,200
Visa, Inc. – Class A	10,000	1,052,400
WEX, Inc. (a)	7,500	841,650
		3,515,010

Merchant Wholesalers, Durable Goods – 1.94%
Honeywell International, Inc.	5,000	708,700

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2017 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Miscellaneous Manufacturing – 2.85%
ABIOMED, Inc. (a)	1,500	$252,900
Intuitive Surgical, Inc. (a)	750	784,410
		1,037,310

Nonstore Retailers – 1.84%
Amazon.com, Inc. (a)	700	672,945

Oil and Gas Extraction – 2.01%
Phillips 66	8,000	732,880

Other Information Services – 4.79%
Alphabet, Inc. – Class A (a)	600	584,232
Alphabet, Inc. – Class C (a)	500	479,555
Facebook, Inc. – Class A (a)	4,000	683,480
		1,747,267

Pipeline Transportation – 1.72%
Enbridge, Inc. (b)	15,000	627,600

Professional, Scientific,
and Technical Services – 3.21%
Exact Sciences Corp. (a)	15,000	706,800
Jack Henry & Associates, Inc.	4,500	462,555
		1,169,355

Publishing Industries (except Internet) – 5.80%
ANSYS, Inc. (a)	7,000	859,110
Microsoft Corp.	7,500	558,675
Tyler Technologies, Inc. (a)	4,000	697,280
		2,115,065

Rental and Leasing Services – 1.70%
Synchrony Financial	20,000	621,000

TOTAL COMMON STOCKS
(Cost $13,519,615)		22,381,112

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2017 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS – 27.26%

Broadcasting (except Internet) – 1.42%
Time Warner Cable LLC
4.000%, 09/01/2021	$500,000	$518,488

Chemical Manufacturing – 1.35%
Zoetis, Inc.
3.450%, 11/13/2020	475,000	491,456

Computer and Electronic
Product Manufacturing – 2.87%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	500,000	537,032
Motorola Solutions, Inc.
4.000%, 09/01/2024	500,000	511,367
		1,048,399

Credit Intermediation and Related Activities – 2.12%
Wells Fargo & Co.
7.980%, 03/29/2049	750,000	773,438

Food Manufacturing – 1.46%
Ingredion, Inc.
4.625%, 11/01/2020	500,000	533,890

Health and Personal Care Stores – 2.18%
CVS Pass-Through Trust
6.943%, 01/10/2030	242,346	287,630
Owens & Minor, Inc.
3.875%, 09/15/2021	500,000	508,771
		796,401
Insurance Carriers and Related Activities – 1.48%
Old Republic International Corp.
4.875%, 10/01/2024	500,000	538,144

Merchant Wholesalers, Durable Goods – 1.41%
KLA-Tencor Corp.
3.375%, 11/01/2019	500,000	512,821

Merchant Wholesalers, Nondurable Goods – 1.40%
Actavis Funding SCS (b)
3.000%, 03/12/2020	500,000	510,754

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2017 (Unaudited) (Continued)

	Principal
	Amount	Value
CORPORATE BONDS (Continued)

Professional, Scientific,
and Technical Services – 1.42%
Dun & Bradstreet Corp.
4.625%, 12/01/2022	$500,000	$517,282

Publishing Industries (except Internet) – 4.27%
CA, Inc.
2.875%, 08/15/2018	500,000	504,700
4.500%, 08/15/2023	500,000	528,691
Symantec Corp.
4.200%, 09/15/2020	500,000	525,250
		1,558,641

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 5.88%
Citigroup, Inc. (c)
2.664% (3 Month LIBOR USD + 1.350%), 04/25/2024	500,000	500,000
Fidelity National Financial, Inc.
5.500%, 09/01/2022	350,000	384,134
JPMorgan Chase & Co.
6.750%, 01/29/2050	750,000	858,795
Morgan Stanley (c)
4.039% (Consumer Price Index
12-Month change + 2.100%), 12/01/2017	400,000	399,500
		2,142,429
TOTAL CORPORATE BONDS
(Cost $9,768,460)		9,942,143

GOVERNMENT SECURITIES & AGENCY ISSUES – 5.47%

Executive, Legislative, and Other
General Government Support – 5.47%
United States Treasury Notes
1.250%, 04/30/2019	1,000,000	997,246
1.250%, 05/31/2019	1,000,000	996,992

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUES
(Cost $1,997,935)		1,994,238

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2017 (Unaudited) (Continued)

	Shares	Value
PREFERRED STOCKS – 2.22%

Securities, Commodity Contracts, and Other Financial
Investments and Related Activities – 2.22%
Goldman Sachs Group, Inc. (c)
4.000% (3 Month LIBOR USD + 0.670%), 11/27/2017	35,000	$809,200

TOTAL PREFERRED STOCKS
(Cost $778,521)		809,200

SHORT-TERM INVESTMENTS – 4.75%

Money Market Funds – 4.75%
Fidelity Institutional Money Market Funds –
Government Portfolio –
Institutional Class – 0.91% (d)	1,731,680	1,731,680

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,731,680)		1,731,680

Total Investments
(Cost $27,796,211) – 101.08%		36,858,373
Liabilities in Excess of Others Assets – (1.08)%		(392,832)
TOTAL NET ASSETS – 100.00%		$36,465,541

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: Canada: 1.72%,
Ireland: 1.60%, Netherlands: 1.55%, Luxembourg: 1.40%.
(c)	Variable rate security. The rate listed is as of September 30, 2017.
(d)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.59%

Administrative and Support Services – 4.20%
Priceline Group, Inc. (a)	540	$988,643

Beverage and Tobacco
Product Manufacturing – 6.75%
Brown-Forman Corp. – Class B	10,000	543,000
Constellation Brands, Inc. – Class A	5,250	1,047,112
		1,590,112

Chemical Manufacturing – 4.13%
Portola Pharmaceuticals, Inc. (a)	18,000	972,540

Computer and Electronic
Product Manufacturing – 15.58%
Apple, Inc.	5,500	847,660
NVIDIA Corp.	4,500	804,465
NXP Semiconductors NV (a)(b)	7,000	791,630
QUALCOMM, Inc.	14,500	751,680
Trimble, Inc. (a)	12,000	471,000
		3,666,435

Credit Intermediation and Related Activities – 7.23%
Discover Financial Services	12,000	773,760
FleetCor Technologies, Inc. (a)	6,000	928,620
		1,702,380

Data Processing, Hosting
and Related Services – 22.04%
Fidelity National Information Services, Inc.	7,500	700,425
First Data Corp. (a)	25,000	451,000
Fiserv, Inc. (a)	7,000	902,720
Mastercard, Inc. – Class A	7,000	988,400
Visa, Inc. – Class A	10,800	1,136,592
WEX, Inc. (a)	9,000	1,009,980
		5,189,117

Merchant Wholesalers, Durable Goods – 3.61%
Honeywell International, Inc.	6,000	850,440

Miscellaneous Manufacturing – 6.15%
ABIOMED, Inc. (a)	3,000	505,800
Intuitive Surgical, Inc. (a)	900	941,292
		1,447,092

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2017 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Nonstore Retailers – 3.68%
Amazon.com, Inc. (a)	900	$865,215

Other Information Services – 4.14%
Alphabet, Inc. – Class A (a)	1,000	973,720

Professional, Scientific,
and Technical Services – 7.35%
Exact Sciences Corp. (a)	22,000	1,036,640
Jack Henry & Associates, Inc.	6,750	693,833
		1,730,473

Publishing Industries (except Internet) – 11.09%
ANSYS, Inc. (a)	8,000	981,840
Dassault Systemes SE – ADR (b)	7,500	756,300
Tyler Technologies, Inc. (a)	5,000	871,600
		2,609,740

Rental and Leasing Services – 2.64%
Synchrony Financial	20,000	621,000

TOTAL COMMON STOCKS
(Cost $14,089,980)		23,206,907

SHORT-TERM INVESTMENTS – 1.55%

Money Market Funds – 1.55%
Fidelity Institutional Money Market Funds –
Government Portfolio –
Institutional Class – 0.91% (c)	364,051	364,051

TOTAL SHORT-TERM INVESTMENTS
(Cost $364,051)		364,051

Total Investments (Cost $14,454,031) – 100.14%		23,570,958
Liabilities In Excess Of Other Assets – (0.14)%		(32,999)
TOTAL NET ASSETS – 100.00%		$23,537,959

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration is as follows: France: 3.21%,
Netherlands: 3.36%.
(c)	Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2017 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$36,858,373	$23,570,958
Dividends and interest receivable	94,121	2,866
Receivable from Advisor	—	228
Cash	3,220	2,175
Prepaid assets	21,504	23,043
Total Assets	36,977,218	23,599,270

Liabilities
Payable for investments purchased	388,602	4,675
Payable for funds shares redeemed	44,000	—
Accrued distribution fee	15,581	6,885
Payable to Advisor (a)	4,543	—
Administrative & accounting
services fee payable (a)	5,949	3,830
Payable to directors	5,184	3,646
Accrued expenses and other liabilities	47,818	42,275
Total Liabilities	511,677	61,311
Net Assets	$36,465,541	$23,537,959

Net Assets Consist Of:
Paid in Capital	$30,635,443	$11,444,855
Accumulated undistributed net
investment income (loss)	165,825	(137,023)
Accumulated net realized gain (loss)	(3,397,889)	3,113,200
Net unrealized appreciation on investments	9,062,162	9,116,927
Net Assets	$36,465,541	$23,537,959

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,351,876	834,578
Net asset value, offering and
redemption price per share	$26.97	$28.20

* Cost of Investments	$27,796,211	$14,454,031

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2017 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $1,805 and $540, respectively)	$145,231	$100,455
Interest	195,649	2,376
Total Investment Income	340,880	102,831

Expenses:
Investment Advisor’s fee (a)	114,476	91,843
Distribution fees	36,985	29,672
Administration & accounting service fees (a)	35,223	28,259
Transfer agent fees and expenses	23,511	19,303
Fund accounting fees	17,199	15,920
Administration fees	17,079	16,808
Legal fees	16,955	16,955
Director fees and expenses	12,140	9,532
Insurance expenses	8,874	5,855
Audit and tax fees	7,972	8,697
Custody fees	3,337	3,257
Printing and mailing expense	2,376	1,829
Registration fees	5,214	4,940
Total expenses before waiver	301,341	252,870
Less: Fees waived/reimbursed by Advisor (a)	(72,388)	(47,990)
Net expenses	228,953	204,880
Net Investment Income (Loss)	111,927	(102,049)

Realized and Unrealized Gain:
Net realized gain on investments	1,979,966	2,777,112
Net realized gain on
foreign currency translation	203	—
Net change in unrealized
appreciation on investments	901,254	942,000
Net realized gain on investments	2,881,423	3,719,112

Net Increase in Net Assets
Resulting from Operations	$2,993,350	$3,617,063

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2017	2017
	(Unaudited)
Operations:
Net investment income	$111,927	$185,451
Net realized gain on investments	1,979,966	413,290
Net realized gain on
foreign currency translation	203	—
Net change in unrealized appreciation
on investments	901,254	3,877,802
Net increase in net assets
resulting from operations	2,993,350	4,476,543

Dividends and Distributions to Shareholders:
Net investment income	—	(173,578)
Total dividends and distributions	—	(173,578)

Capital Share Transactions:
Proceeds from shares sold	1,892,829	925,138
Shares issued in reinvestment of dividends	—	74,672
Cost of shares redeemed	(1,701,613)	(4,251,050)
Net increase (decrease) in net assets
from capital share transactions	191,216	(3,251,240)

Total increase in net assets	3,184,566	1,051,725

Net Assets:
Beginning of period	33,280,975	32,229,250
End of period*	$36,465,541	$33,280,975

* Including accumulated undistributed net
investment income of	$165,825	$53,898

Change in Shares Outstanding:
Shares sold	72,027	40,027
Shares issued in reinvestment of dividends	—	3,233
Shares redeemed	(64,897)	(184,089)
Net increase (decrease)	7,130	(140,829)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2017	2017
	(Unaudited)
Operations:
Net investment loss	$(102,049)	$(162,203)
Net realized gain on investments	2,777,112	934,317
Net change in unrealized appreciation
on investments	942,000	3,663,763
Net increase in net assets
resulting from operations	3,617,063	4,435,877

Dividends and Distributions to Shareholders:
Net realized gains	—	(231,808)
Total dividends and distributions	—	(231,808)

Capital Share Transactions:
Proceeds from shares sold	8,789,928	1,764,671
Shares issued in reinvestment of dividends	—	230,820
Cost of shares redeemed	(12,402,108)	(4,089,369)
Net decrease in net assets
from capital share transactions	(3,612,180)	(2,093,878)

Total increase in net assets	4,883	2,110,191

Net Assets:
Beginning of period	23,533,076	21,422,885
End of period*	$23,537,959	$23,533,076

* Including accumulated undistributed net
investment loss of	$(137,023)	$(34,974)

Change in Shares Outstanding:
Shares sold	346,435	73,867
Shares issued in reinvestment of dividends	—	10,444
Shares redeemed	(464,467)	(181,795)
Net decrease	(118,032)	(97,484)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

(This Page Intentionally Left Blank.)

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2017
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$24.75
Operations:
Net investment income(1)	0.04
Net realized and unrealized gain (loss)	2.18

Total from investment operations	2.22

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	2.22

Net asset value, end of period	$26.97
Total return(2)	9.01	%(3)

Ratios / supplemental data
Net assets, end of period (000)	$36,466
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.71	%(4)
After expense reimbursement and waivers(5)	1.30	%(4)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(5)	0.64	%(4)
Portfolio turnover rate	24	%(3)

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for the six months ended September 30, 2017.
(4)	Annualized for the six months ended September 30, 2017.
(5)	Effective July 1, 2016, the Advisor contractually agreed to cap the Fund’s expenses at 1.30%. Prior to July 1, 2016, the Fund’s expense cap was 1.25%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2017	2016	2015	2014	2013

$21.69	$22.75	$20.97	$18.34	$18.38

0.13	0.15	0.24	0.29	0.39
3.05	(1.05)	1.77	2.63	(0.01)

3.18	(0.90)	2.01	2.92	0.38

(0.12)	(0.16)	(0.23)	(0.29)	(0.42)
(0.12)	(0.16)	(0.23)	(0.29)	(0.42)

3.06	(1.06)	1.78	2.63	(0.04)

$24.75	$21.69	$22.75	$20.97	$18.34
14.70%	-3.98%	9.65%	16.01%	2.22%

$33,281	$32,229	$35,098	$33,410	$34,094

1.68%	1.65%	1.62%	1.58%	1.47%
1.28%	1.25%	1.25%	1.25%	1.25%

0.56%	0.65%	1.05%	1.36%	1.83%
29%	52%	53%	46%	64%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30,
	2017
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$24.70
Operations:
Net investment income (loss)(1)	0.06
Net realized and unrealized gain (loss)	3.44	(2)

Total from investment operations	3.50

Dividends and distributions to shareholders:
Dividends from net investment income	—
Distributions from realized gains	—
Total dividends and distributions	—

Change in net asset value for the period	3.50

Net asset value, end of period	$28.20
Total return(3)	14.17	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$23,538
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.79	%(5)
After expense reimbursement and waivers(6)	1.45	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(6)	-0.72	%(5)
Portfolio turnover rate	35	%(4)

(1)	Net investment income per share is calculated using current period ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized for the six months ended September 30, 2017.
(5)	Annualized for the six months ended September 30, 2017.
(6)	Effective July 1, 2016, the Advisor contractually agreed to cap the Fund’s expenses at 1.45%. Prior to July 1, 2016, the Fund’s expense cap was 1.40%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2017	2016	2015	2014	2013

$20.40	$24.26	$21.57	$17.87	$18.02

(0.15)	(0.10)	(0.01)	0.11	0.20
4.69	(1.16)	2.96	3.70	(0.14)

4.54	(1.26)	2.95	3.81	0.06

—	—	(0.04)	(0.11)	(0.21)
(0.24)	(2.60)	(0.22)	—	—
(0.24)	(2.60)	(0.26)	(0.11)	(0.21)

4.30	(3.86)	2.69	3.70	(0.15)

$24.70	$20.40	$24.26	$21.57	$17.87
22.38%	-5.76%	13.76%	21.38%	0.42%

$23,533	$21,423	$24,130	$23,540	$36,422

1.86%	1.82%	1.72%	1.68%	1.46%
1.43%	1.40%	1.40%	1.40%	1.40%

-0.74%	-0.48%	-0.05%	0.38%	1.08%
18%	41%	52%	52%	84%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2017 (Unaudited)

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation. Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor. As of December 31, 2014, the Advisor is owned by TGP, Inc. The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc. Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining far value of investments)

PLUMB FUNDS

Notes to Financial Statements
September 30, 2017 (Unaudited) (Continued)

Equity securities, including domestic common stocks and foreign issued common stocks, are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Nasdaq-listed securities are valued at their Nasdaq Official Closing Price. Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.

Debt securities such as corporate bonds and preferred securities are valued using a market approach based on information supplied by independent pricing services. The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two sided markets, benchmark securities, bids, offers, and reference data including market research publications. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. To the extent the inputs are observable and timely, these debt securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2017 (Unaudited) (Continued)

The following is a summary of the inputs used, as of September 30, 2017, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
Plumb Balanced Fund
Investments in:
Common Stocks*	$22,381,112	$—	$—	$22,381,112
Preferred Stocks*	809,200	—	—	809,200
Corporate Bonds*	—	9,942,143	—	9,942,143
Government Securities
& Agency Issues*	—	1,994,238	—	1,994,238
Money Market Funds	1,731,680	—	—	1,731,680
Total	$24,921,992	$11,936,381	$—	$36,858,373

Description	Level 1	Level 2	Level 3	Total
Plumb Equity Fund
Investments in:
Common Stocks*	$23,206,907	$—	$—	$23,206,907
Money Market Funds	364,051	—	—	364,051
Total	$23,570,958	$—	$—	$23,570,958

*	For detailed industry descriptions, refer to the Schedule of Investments.

As of and during the period ending September 30, 2017, no securities were transferred into or out of Level 1 or Level 2. It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the period ended September 30, 2017.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses:

Generally, expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2017 (Unaudited) (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended September 30, 2017, the Funds did not incur any interest or penalties.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee up to 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and

PLUMB FUNDS

Notes to Financial Statements
September 30, 2017 (Unaudited) (Continued)

distribution of Fund shares. During the period ended September 30, 2017, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $36,985 and $29,672, respectively, pursuant to the 12b-1 Plan.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses. Effective August 1, 2017 until July 31, 2018, the Advisor has agreed to limit annual operating expenses to 1.30% and 1.45% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2017, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $72,388 and $47,990, respectively. There were no expense recoupments during the period ended September 30, 2017.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2017 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2018 . . . . . . . $125,699	2018 . . . . . . . $74,257
2019 . . . . . . . $137,257	2019 . . . . . . . $96,706
2020 . . . . . . . $130,821	2020 . . . . . . . $93,826

Effective as of June 1, 2017, U.S. Bancorp Fund Services, LLC (“USBFS”) services as administrator to the Funds pursuant to a Fund Administration Servicing Agreement.

5.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2017, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	U.S. Government Securities		Other
	Purchases	Sales	Purchases	Sales
Plumb Balanced Fund	$2,247,935	$249,695	$5,949,603	$8,205,902
Plumb Equity Fund	$—	$—	$9,262,730	$12,385,012

PLUMB FUNDS

Notes to Financial Statements
September 30, 2017 (Unaudited) (Continued)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2017 certain entities and their affiliates which may control or be under common control with the Advisor including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, collectively owned 65.36% of the Plumb Balanced Fund and 72.42% of the Plumb Equity Fund.

7.	FEDERAL TAX INFORMATION

As of March 31, 2017 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$8,398,793	$8,434,241
Unrealized depreciation	(277,431)	(261,673)
Net tax unrealized
appreciation on investments	8,121,362	8,172,568
Undistributed ordinary income	53,898	—
Undistributed long-term capital gain	—	338,447
Other accumulated losses	(5,338,512)	(34,974)
Total accumulated gains (losses)	$2,836,748	$8,476,041

The tax cost of investments as of March 31, 2017 was $25,214,980 and $15,698,365 for the Plumb Balanced Fund and Plumb Equity Fund, respectively. The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2017, the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2018	$(5,240,754)	$—

Prior year capital loss carryovers of $322,911 and $0 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year.

As of March 31, 2017, the Funds deferred, on a tax basis, late year and post-October losses of:

	Plumb Balanced Fund	Plumb Equity Fund
Late Year Ordinary	$—	$34,973
Post-October	$97,758	$—

PLUMB FUNDS

Notes to Financial Statements
September 30, 2017 (Unaudited) (Continued)

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2017 and 2016 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
Distributions paid from:
Ordinary Income	$173,578	$232,417
Total Distributions Paid	$173,578	$232,417

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2017	March 31, 2016
Distributions paid from:
Long-Term Capital Gains	$231,808	$2,484,322
Total Distributions Paid	$231,808	$2,484,322

PLUMB FUNDS

Additional Information (Unaudited)

RESULTS OF SHAREHOLDER MEETING

A special meeting of the shareholders of the Funds was held on June 1, 2017. At the meeting, shareholders elected six nominees, four of whom were already serving as directors at the time of the special meeting. Each nominee was elected by a majority of the votes cast to serve as a director, to hold office until his or her successor is duly elected and qualified. The shares were voted as indicated below.

				% of Total
Director Nominee		Shares Voted	% Voted	Shares Voted
Patrick J. Quinn	For	2,101,121	99.89%	81.99%
	Withheld	2,219	0.11%	0.09%
Jay Loewi	For	2,101,121	99.89%	81.99%
	Withheld	2,219	0.11%	0.09%
Roy S. Schlachtenhaufen	For	2,101,121	99.89%	81.99%
	Withheld	2,219	0.11%	0.09%
Harlan J. Moeckler	For	2,101,121	99.89%	81.99%
	Withheld	2,219	0.11%	0.09%
Thomas G. Plumb	For	2,101,121	99.89%	81.99%
	Withheld	2,219	0.11%	0.09%
Nathan M. Plumb	For	2,087,874	99.26%	81.47%
	Withheld	15,466	0.74%	0.60%

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held June 1, 2017, the Board of Directors, including all of the Independent Directors, unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor.  Under this waiver, the Advisor agreed to limit expenses (exclusive of any acquired fund fees and expenses) until July 31, 2018, to 1.30% and 1.45% for the Plumb Balanced Fund and Plumb Equity Fund, respectively, to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund;

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

(iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.  The Board generally viewed these factors in their totality, with no single factor serving as the principal reason for determining whether to renew the Agreement and with individual Board members giving different weight to different factors.

In connection with its consideration of the Advisory Agreement, the Board reviewed, discussed, and considered various materials at this meeting, including:

•	a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•	a memorandum and related materials from the Funds’ management providing information regarding:

	o	the Funds’ absolute performances as well as their performances relative to industry benchmarks and universes of relevant peers identified by Morningstar;

	o	the actual fees and expenses paid by the Funds and their expense ratios compared to their respective peers identified by Morningstar; and

	o	the Advisor’s analysis of profitability of the Advisory Agreement to the Advisor.

•	the Advisory Agreement with the Advisor; and

•	reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio manager and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement and additional services provided by the Advisor that were not required under the Agreement.  The Board considered the background and experience of the Funds’ portfolio manager as well as other advisory, compliance, and other support provided by the Advisor.  The Board observed that, in addition to investment management and broker-selection services, the Advisor oversees the

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

performance of regular compliance and risk analysis functions for the Funds, as well as provides office space, equipment, and information-technology services necessary for operation of the Funds.

The Board determined that the Advisor’s significant experience over 30 years of managing mutual funds made it well qualified to continue managing the Funds.  The Board observed that the portfolio manager also has a long history in the money management industry.  The Board noted that, based on the information presented to it at this meeting and during previous quarters, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds, and that such services were adequate for the Funds’ needs.  The Board discussed the investment-related and other support available from the Advisor, and the Advisor in particular indicated that a plan was in place to facilitate the provision of this support.  The Advisor further indicated that the corporate parent of the Advisor, TGP, Inc., had continued in its commitment to supporting the Advisor.  The Advisor also suggested that any growth and diversification of the Advisor’s revenue base could facilitate additional support in the future, and that while asset growth was challenging, the more recent performance of the Funds had increased the likelihood of such growth.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, five-year, and life-of-fund performances of the Balanced Fund and Equity Fund.  The Advisor and the Board discussed the performance of the Funds, noting that the Balanced Fund had performed in the top quintile of its Morningstar category over the year-to-date, one-year, three-year, and five-year periods and that the Equity Fund had ranked in the top half of its Morningstar category over the year-to-date, one-year, and three-year periods, although it had ranked in the fourth quintile for the five-year period.  The Board discussed the positive performance trends over the past three years. The Advisor discussed the internal risk-control measures employed by the fund in more recent periods and strategies to generate outperformance while moderating volatility.  The Advisor indicated that in its view, the risk-control measures had moderated the risk of future significant underperformance and had helped to improve the total return of each of the Funds.  After considering the performances of the Balanced Fund and the Equity Fund, and in particular a consideration of the positive recent performance, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

The fees and expenses charged by the Advisor.

The Board reviewed the expense ratios for each Fund, noting that pre-waiver expense ratios totaled 1.68 percent for the Balanced Fund and 1.86 percent for the Equity Fund, and that after the waiver of certain fees and expenses the expense ratio for the Balanced Fund was currently 1.30 percent and for the Equity Fund, 1.45 percent.  The Advisor said that it was proposing to continue fee waivers for each of the Funds through July 31, 2018, at their current levels. The Board observed that the gross expense ratio for both Funds had increased over the past fiscal year, which was in part attributable to an increase in various unanticipated expenses during that period.  The Advisor acknowledged that the expense ratios for both Funds were higher than both the average and the median of their respective Morningstar categories.  The Advisor said that the Morningstar expense ratios included funds and fund complexes with significantly larger amounts of assets under management, which tended to drive down fees and expenses for those other funds and fund complexes.  The Advisor also suggested that if the Fund could grow materially, such growth would likely result in a meaningful reduction in the gross expense ratio for the Fund. The Board concluded that the fees charged by the Advisor to the Funds were appropriate given the quality and scope of services and fees charged by the Advisor to other clients, and the Funds’ expense ratios were reasonable compared to peers and competitors.

The extent to which economies of scale will be realized as the Funds grow.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase.  The Advisor expressed its belief that in order to achieve a level of assets under management at which the gross expense ratio of each Fund were closer to their respective Morningstar category medians, each of the Funds would need to increase its assets under management by at least two-to-three times.  The Board agreed that an increase in assets would likely help the Funds to achieve economies of scale in the Funds’ operations, but that in light of their continued relatively small size, neither Fund has yet to achieve any significant economies of scale.  The Board concluded that neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each grew significantly.

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that it does not provide similar services to any other registered investment company.  The Advisor noted that the Advisor currently manages very few accounts other than the Funds.  The Board considered the fees for these other accounts.  The Advisor indicated that none of these other accounts had identical investment objectives as either of the

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Funds and provided an overview of its standard investment advisory contract fee schedule for its separately managed account clients.  The Advisor expressed its belief that the standard contract is not directly comparable to the advisory contract with the Funds because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as does a registered investment company. The Advisor discussed the revenues and profits generated by the Funds in 2015 and 2016 and those projected for 2017. The Advisor indicated that while the Funds do not generate significant profitability for the Advisor at this time, they have continued to be sustainable and slightly profitable following the restructuring of the Advisor.  The Board agreed with the reasonableness of these profitability levels.

After full consideration of the above factors, as well as of other factors that were instructive in its consideration, the Board, including all of the Independent Directors, concluded that the continuation of the Advisory Agreement for the Funds was in the best interest of each respective Fund and its shareholders.

 (This Page Intentionally Left Blank.)

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
8030 Excelsior Drive, Suite 307
Madison, WI  53717
Telephone:  (608) 960-4616

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Statement of Additional Information contains additional information about the Funds’ directors and officers and is available, without charge, at www.plumbfunds.com or upon request by calling 1-866-987-7888.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2017 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(1)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)*  /s/ Thomas G. Plumb
   Thomas G. Plumb, President (Principal Executive Officer)

Date    November 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas G. Plumb
  Thomas G. Plumb, President (Principal Executive Officer)

Date    November 30, 2017

By (Signature and Title)* /s/ Nathan Plumb
  Nathan Plumb, Chief Financial Officer (Principal Financial Officer)

Date    November 30, 2017

* Print the name and title of each signing officer under his or her signature.